Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Ordinary Shares
Number of shares subject to possible redemption	6,636,795	6,690,513
Ordinary stock, par value	$ 0.0001	$ 0.0001
Ordinary stock, shares authorized	200,000,000	200,000,000
Ordinary stock, shares issued	1,413,205	1,359,487
Ordinary stock, shares outstanding	1,413,205	1,359,487
Class B Ordinary Shares
Ordinary stock, par value	$ 0.0001	$ 0.0001
Ordinary stock, shares authorized	20,000,000	20,000,000
Ordinary stock, shares issued	2,082,500	2,082,500
Ordinary stock, shares outstanding	2,082,500	2,082,500